Accounts Receivable Net - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	CAD 22	CAD 20
Doubtful account expense (Purchased services and other)	CAD 2	CAD 3	CAD 3